Cash and cash equivalents - Short-Term Investments, Classified as Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 1,026,146	$ 614,945
Legg Mason - Western Asset Institutional cash reserves
Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	590,661	233,648
JP Morgan US Dollar liquidity Fund Institucional
Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 435,485	$ 381,297